Recovco Due Diligence Review Narrative

GSMBS 2020-RPL1

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client.  The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1) Type of assets that were reviewed.
Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of GS Mortgage Securities Corp. (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from October 2018 through February 2020 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

“Compliance Review”:	61 mortgage loans
“Modification Review”:	19 mortgage loans
“Data Integrity Review”:	Not Applicable
“Collection Comment Review”:	Not Applicable
“Payment History Review”:	Not Applicable
“Title Review”:	Not Applicable
“Title Lien Alert Review”	Not Applicable

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.
The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016

Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business
Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Seasoned Loans In; U.S. RMBS Transactions, April 30, 2010

DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated June 27, 2016
Kroll Bond Ratings	US RMBS Rating Methodology, dated January 9, 2012

(4) Quality or integrity of information or data about the assets: review and methodology.
Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.
Not Applicable

(6) Value of collateral securing the assets: review and methodology.
Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents:  These are seasoned loans and wherever appropriate, alternative documentation was reviewed.  For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed 61 residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a. Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1. review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4. timing of initial and re-disclosed TIL(s); c) Tolerances (§§1026.18, 22 and 23):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b. Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c. The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d. The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review
Recovco reviewed each the loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:
•	Initial application (1003);

•	Sales contract;

•	Hazard and/or flood insurance policies;

•	Copy of note for any junior liens;

•	Appraisal;

•	Title/Preliminary Title;

•	Initial TIL;

•	Final 1003;

•	Final TIL;

•	HUD from sale of previous residence;

•	Initial and final GFE’s;

•	Changed circumstance documentation;

•	Final HUD-1;

•	Right of Rescission Disclosure;

•	Mortgage/Deed of Trust;

•	Note;

•	Mortgage Insurance;

•	Tangible Net Benefit Disclosure;

•	Subordination Agreement;

•	FACTA disclosures;

•	Notice of Special Flood Hazards; and

•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

TITLE REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY SUMMARY
Not Applicable

MODIFICATION REVIEW (DATA VALIDATION AND AGGREGATION)
For 19 residential mortgage loans, Recovco reviewed and collected the most current modification loan terms that best matched the data tape.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY
After review of the 61 mortgage loans, eight mortgage loans had a rating grade of “A / RA”, 49 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 4 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	8	13.11%
B / RB	49	80.33%
C / RC	0	00.00%
D / RD	4	6.56%

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)
The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
Notice of Servicing Transfer missing or unexecuted	26
Disclosure	20
Transmittal (1008) is Missing	20
Good Faith Estimate missing or unexecuted	18
Prepayment Rider Missing	17
Disclosures	16
Final 1003 is Missing	16
Application Missing	14
Loan program disclosure missing or unexecuted	13
Missing Appraisal	11
Mortgage - Missing required ARM Rider	10
ComplianceEase TILA Test Failed	9
Init. Escrow Acct Disc missing; loan has escrows	7
Right of Rescission missing or unexecuted	6
Final TIL Missing or Not Executed	6
ROR Transaction date not consistent with Note and/	5
Missing credit report	5
HUD-1 Closing Statement missing or unsigned	4
Final Application is missing	4
Required Affiliated Business Disclosure missing/un	3
Right to receive copy of appraisal is Missing	3
Not all borrowers signed HUD	2
Special information booklet is Missing	2
Missing Title evidence	2
State Specific Disclosure	2
Missing TRID RESPA Disclosures	2
Credit	1
Initial Good Faith Estimate is Missing	1
ComplianceEase State Regulations Test Failed	1
Important Notice to Homebuyer	1

CAIVRS missing	1
Mortgage missing / unexecuted	1
Informed Consumer Choice	1
ComplianceEase State/Local Predatory Test Failed	1
Initial Truth in Lending Disclosure is Missing	1
Assumption of HUD-FHA Insurance	1
Other Disclosures	1
Terms of Subordinate Lien Not Provided	1
Missing Doc	1
Missing evidence of TRID Disclosure Delivery	1
MI, FHA or MIC missing and required	1
Grand Total	258

DATA INTEGRITY REVIEW RESULTS SUMMARY
Not Applicable

TITLE LIEN REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY REVIEW SUMMARY
Not Applicable

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

MODIFICATION REVIEW (DATA VALIDATION AND AGGREGATION)
For 19 residential mortgage loans, Recovco reviewed and collected the most current modification loan terms that best matched the data tape.  The findings of this review are set forth on the Modification Report provided herewith.

Loan Lists

Compliance Review:

RECOVCO ID	LOANID1
27162632	27162632
27162642	27162642
27162657	27162657
27162660	27162660
27162852	27162852
27162954	27162954
34285954	290365
23652135	45851
27162620	27162620
27162783	27162783
26720008	1461035528
34285961	291891
27162795	27162795
34137513	284334
27162606	27162606
34285889	281412
34285952	290299
34285847	278151
34286006	1461936400
34285897	281458
26718068	271449
27162582	27162582
25640822	484057799
25638955	482768512
27162796	27162796
25637958	482531365
25638038	482545209
25638100	482602679
25638174	483800587
34285959	291754
25637881	482530144
25637743	483713194
25639673	482743507
25638336	482625852
25637684	483724027
27162646	27162646
25638914	483902789
34286011	1461936525
34285956	290459
34285953	290359
27162630	27162630
25643482	484287362
25638312	483801718
25645856	484523212
27162879	27162879
34285991	1461696825
23597089	23597089
34285895	281443
25640957	482913035
25638113	482571403
25638357	482566098
27162664	27162664
25641129	482929791
25639836	482812898
25641152	482931045
25640984	482916459
25639308	483860482
23597364	23597364
27162799	27162799
23651901	101576
34286005	1461936335

Modification Review:

Recovco ID	Loan ID
101576	23651901
1433009849	26389420
1461035528	26720008
1461476841	34285981
1461936400	34286006
23597089	P301090120
23597364	W101090095
278151	34285847
281412	34285889
281443	34285895
281458	34285897
290299	34285952
290359	34285953
290365	34285954
370562093	26719008
371783140	26719024
45851	23652135
555857790	23651684
55799	23651821